PLANT AND EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 16,965,989
Balance	41,776,544	$ 16,965,989
Transfer from plant under construction to plant and equipment	13,718,112
Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	17,990,523	1,361,469
Additions	25,678,392	10,317,931
Acquired Through Avalite	100,808	6,311,123
Balance	43,769,723	17,990,523
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,024,534	330,134
Additions	968,645	694,400
Balance	1,993,179	1,024,534
Land
Disclosure of detailed information about property, plant and equipment [line items]
Balance	476,041
Balance	476,041	476,041
Land | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	476,041	0
Additions	0	0
Acquired Through Avalite	0	476,041
Balance	476,041	476,041
Land | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0	0
Additions	0	0
Balance	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance	11,859,979
Balance	30,293,743	11,859,979
Buildings | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	12,013,542	0
Additions	18,597,279	6,747,648
Acquired Through Avalite	0	5,265,894
Balance	30,610,821	12,013,542
Buildings | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	153,563	0
Additions	163,515	153,563
Balance	317,078	153,563
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,526,965
Balance	3,462,387	1,526,965
Leasehold Improvement | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,681,648	274,471
Additions	2,162,053	1,407,177
Acquired Through Avalite	33,984	0
Balance	3,877,685	1,681,648
Leasehold Improvement | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	154,683	79,609
Additions	260,615	75,074
Balance	415,298	154,683
Production, Lab and Growing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,140,470
Balance	6,135,213	2,140,470
Production, Lab and Growing Equipment | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,688,055	992,725
Additions	4,346,089	1,457,537
Acquired Through Avalite	0	237,793
Balance	7,034,144	2,688,055
Production, Lab and Growing Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	547,585	210,653
Additions	351,346	336,932
Balance	898,931	547,585
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Balance	193,638
Balance	202,144	193,638
Computers | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	270,164	57,881
Additions	77,770	138,641
Acquired Through Avalite	3,271	73,642
Balance	351,205	270,164
Computers | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	76,526	9,002
Additions	72,535	67,524
Balance	149,061	76,526
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance	768,896
Balance	1,207,016	768,896
Other Equipment | Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance	861,073	36,392
Additions	495,201	566,928
Acquired Through Avalite	63,553	257,753
Balance	1,419,827	861,073
Other Equipment | Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance	92,177	30,870
Additions	120,634	61,307
Balance	$ 212,811	$ 92,177